Changes in Number of Shares of Common Stock Issued and Outstanding (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Stockholders Equity Note [Line Items]
Common stock, shares issued, beginning balance	1,004,636,664	1,004,571,464	1,004,535,364
Exercise of stock acquisition rights	1,500	65,200	36,100
Common stock, shares issued, ending balance	1,004,638,164	1,004,636,664	1,004,571,464